Income Taxes - Summary Of Reconciliation Of Federal Statutory Income Tax Rate To The Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax provision (benefit) at U.S. federal statutory rate					$ (28,498)	$ 26,509	$ (50,454)
State income taxes, net of federal benefit					(1,137)	1,412	539
Foreign income taxed at different rates					8,710	2,887	(9,690)
Change in foreign deferred tax rate					(6,038)	(17,143)	0
Stock-based compensation					10,347	1,671	830
Foreign-derived intangible income					(3,518)	(8,600)	(6,246)
Research and development credits					(2,561)	(1,025)	(933)
Transaction costs					601	428
Extinguishments of acquisition-related contingent consideration					12,237	0
Effect of the Tax Act—transition tax					0	0	1,074
Global intangible low-taxed income					0	0	7,453
Note premium costs					0	0	67,018
Warrant Expense					0	0	12,259
Other					85	1,055	(2,114)
Total provision for (benefit from) income taxes	$ 16,933	$ (4,485)	$ 13,767	$ (2,324)	$ (9,772)	$ 7,194	$ 19,736